RELATED PARTIES AND SHAREHOLDERS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RELATED PARTIES AND SHAREHOLDERS

NOTE 30- RELATED PARTIES AND SHAREHOLDERS:

The following transactions arose with related parties:

	Year ended December 31, 2023
	Directors Fees	Consulting Fees / Salaries	Share based awards	Total	Amounts owing by (to) as of December 31, 2023
CEO and company controlled by CEO	$-	$1,235	$-	$1,235	$(103)
CFO	-	96	-	96	(9)
Directors	32	325	263	620	(30)
	$32	$1,656	$263	$1,951	$(142)

	Year ended December 31, 2022
	Directors Fees	Consulting Fees / Salaries	Share based awards	Total	Amounts owing by (to) as of December 31, 2022
CEO and company controlled by CEO	$-	$1,224	$-	$1,224	$(12)
CFO	-	84	160	244	-
Directors	28	-	64	92	-
	$28	$1,308	$224	$1,560	$(12)

	Year ended December 31, 2021
	Directors Fees	Consulting Fees / Salaries	Share based awards	Total	Amounts owing by (to) as of December 31, 2021
CEO and company controlled by CEO	$-	$1,001	$-	$1,001	$126
CFO	-	94	59	153	-
Directors	31	-	11	42	-
	$31	$1,095	$70	$1,196	$126

The CEO has an agreement with the Company pursuant to which he received a consulting fee of approximately $71 per month (Nis 250,000 per month). In addition, the compensation committee approved a bonus of $260 and a milestone-based bonus of up to $240 during the year ended December 31, 2023. During the year ended December 31, 2022, the compensation committee approved a milestone-based bonus of up to $260.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)